Off-balance-sheet exposures (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Loan commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 228,767	€ 241,179
Financial Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,166	13,650
Bank sureties
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,144	13,620
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22	30
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	78,654	68,895
Other granted guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	33,412	33,890
Other contingent commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	45,242	35,005
Financial instruments credit-impaired | Loan commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	280	352
Financial instruments credit-impaired | Financial Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	141	154
Financial instruments credit-impaired | Other granted guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	611	747
Provision for contingent liabilities and commitments | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,032	1,253
Other provisions	154	177
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	311,447	316,116
Other provisions	378	417
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,108	6,355
Other provisions	€ 134	€ 145